Summary of Significant Accounting Policies - Revenue recognition - Contract assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Revenue recognized from beginning balance of contract liabilities	$ 645,727	$ 398,545
Contract liabilities expected to be recognized	417,278
Contract Assets
Accounts receivables, unbilled	142,603	101,435
Contract Liabilities
Advances from customers	204,826	392,308
Other current liabilities	212,452	333,500
Other non-current liabilities	41,337	52,693
Contract liability	$ 458,615	$ 778,501